Summary of Significant Accounting Policies - Additional Information (Details)	Mar. 22, 2021	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Initial public offering
Deferred offering costs		$ 235,817		$ 224,153
Deferred offering costs offset			$ 934,427
Reverse stock split ratio	1.6486484
IPO
Initial public offering
Deferred offering costs			$ 0	$ 224,153